Alger Growth and Income Fund Expense Example - Class A C Shares [Member] - Alger Growth and Income Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 615
Expense Example, with Redemption, 3 Years	806
Expense Example, with Redemption, 5 Years	1,013
Expense Example, with Redemption, 10 Years	1,608
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	271
Expense Example, with Redemption, 3 Years	530
Expense Example, with Redemption, 5 Years	913
Expense Example, with Redemption, 10 Years	$ 1,987